RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2019
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS [Abstract]
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
RISK MANAGEMENT
Brookfield Renewable`s activities expose it to a variety of financial risks, including market risk (i.e., commodity price risk, interest rate risk, and foreign currency risk), credit risk and liquidity risk. Brookfield Renewable uses financial instruments primarily to manage these risks.
There have been no material changes in exposure to these risks since the December 31, 2018 audited consolidated financial statements.
Fair value disclosures
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, management looks primarily to external readily observable market inputs such as interest rate yield curves, currency rates, commodity prices and, as applicable, credit spreads.
A fair value measurement of a non-financial asset is the consideration that would be received in an orderly transaction between market participants, considering the highest and best use of the asset.
Assets and liabilities measured at fair value are categorized into one of three hierarchy levels, described below. Each level is based on the transparency of the inputs used to measure the fair values of assets and liabilities.
Level 1 - inputs are based on unadjusted quoted prices in active markets for identical assets and liabilities;
Level 2 - inputs, other than quoted prices in Level 1, that are observable for the asset or liability, either directly or indirectly; and
Level 3 - inputs for the asset or liability that are not based on observable market data.
The following table presents Brookfield Renewable's assets and liabilities measured and disclosed at fair value classified by the fair value hierarchy:

	Jun 30, 2019				Dec 31, 2018
(MILLIONS)	Level 1	Level 2	Level 3	Total	Total
Assets measured at fair value:
Cash and cash equivalents	$322	$—	$—	$322	$173
Restricted cash(1)	184	—	—	184	181
Financial instrument assets(2)
Energy derivative contracts	—	26	—	26	3
Interest rate swaps	—	1	—	1	9
Foreign exchange swaps	—	29	—	29	55
Investments in equity securities	87	65	77	229	117
Property, plant and equipment	—	—	29,317	29,317	29,025
Liabilities measured at fair value:
Financial instrument liabilities(3)
Energy derivative contracts	—	—	—	—	(22)
Interest rate swaps	—	(157)	—	(157)	(116)
Foreign exchange swaps	—	(9)	—	(9)	—
Contingent consideration(3)	—	—	(3)	(3)	(3)
Assets for which fair value is disclosed:
Equity-accounted investments(4)	896	—	—	896	703
Liabilities for which fair value is disclosed:
Corporate borrowings	(1,791)	—	—	(1,791)	(2,367)
Non-recourse borrowing	(400)	(9,121)	—	(9,521)	(8,696)
Total	$(702)	$(9,166)	$29,391	$19,523	$19,062

(1)	Includes both the current amount and long-term amount included in Other long-term assets.

(2)	Includes both current and long-term amounts.

(3)	Amount relates to business combinations with obligations lapsing in 2024.

(4)	The fair value corresponds to Brookfield Renewable's investment in publicly-quoted common shares of TerraForm Power, Inc.
There were no transfers between levels during the six months ended June 30, 2019.
Financial instruments disclosures
The aggregate amount of Brookfield Renewable's net financial instrument positions are as follows:

	Jun 30, 2019			Dec 31, 2018
(MILLIONS)	Assets	Liabilities	Net Assets (Liabilities)	Net Assets (Liabilities)
Energy derivative contracts	$26	$—	$26	$(19)
Interest rate swaps	1	157	(156)	(107)
Foreign exchange swaps	29	9	20	55
Investments in equity securities	229	—	229	117
Total	285	166	119	46
Less: current portion	46	21	25	33
Long-term portion	$239	$145	$94	$13

(a)   Energy derivative contracts
Brookfield Renewable has entered into long-term energy derivative contracts primarily to stabilize or eliminate the price risk on the sale of certain future power generation. Certain energy contracts are recorded in Brookfield Renewable's interim consolidated financial statements at an amount equal to fair value, using quoted market prices or, in their absence, a valuation model using both internal and third-party evidence and forecasts.
(b)   Interest rate hedges
Brookfield Renewable has entered into interest rate hedge contracts primarily to minimize exposure to interest rate fluctuations on its variable rate debt or to lock in interest rates on future debt refinancing. All interest rate hedge contracts are recorded in the interim consolidated financial statements at fair value.
(c)   Foreign exchange swaps
Brookfield Renewable has entered into foreign exchange swaps to minimize its exposure to currency fluctuations impacting its investments and earnings in foreign operations, and to fix the exchange rate on certain anticipated transactions denominated in foreign currencies.
(d)   Investments in equity securities
Brookfield Renewable's investments in equity securities consist of investments in publicly-quoted and non-publicly quoted securities which are recorded on the statement of financial position at fair value.
The following table reflects the unrealized gains (losses) included in Foreign exchange and unrealized financial instrument loss in the interim consolidated statements of income:

	Three months ended Jun 30		Six months ended Jun 30
(MILLIONS)	2019	2018	2019	2018
Energy derivative contracts	$6	$(2)	$12	$2
Interest rate swaps	(19)	15	(32)	20
Foreign exchange swaps - cash flow	(8)	62	(19)	46
Foreign exchange gain (loss)	9	(108)	9	(93)
	$(12)	$(33)	$(30)	$(25)

The following table reflects the gains (losses) included in other comprehensive income in the interim consolidated statements of comprehensive income (loss):

	Three months ended Jun 30		Six months ended Jun 30
(MILLIONS)	2019	2018	2019	2018
Energy derivative contracts	$25	$(4)	$38	$3
Interest rate swaps	(19)	1	(36)	11
	6	(3)	2	14
Foreign exchange swaps - net investment	7	57	1	61
Investments in equity securities	(3)	(4)	23	(11)
	$10	$50	$26	$64

The following table reflects the reclassification adjustments recognized in net income in the interim consolidated statements of comprehensive income:

	Three months ended Jun 30		Six months ended Jun 30
(MILLIONS)	2019	2018	2019	2018
Energy derivative contracts	$(8)	$—	$(7)	$8
Interest rate swaps	4	3	7	6
	$(4)	$3	$—	$14